Share-Based Compensation	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation:

Overview

The Company grants share-based compensation awards to its Team Members and members of its Board of Directors as provided for under the Company’s 2014 Long-Term Incentive Plan, or 2014 LTIP, which was approved by the Company's shareholders on May 14, 2014. Prior to May 14, 2014, the Company granted share-based compensation awards to its Team Members under the 2004 Long-Term Incentive Plan, which expired following the approval of the 2014 LTIP. The Company currently grants share-based compensation in the form of stock appreciation rights (“SARs”), restricted stock units ("RSUs") and deferred stock units (“DSUs”). All remaining shares of restricted stock, which were granted prior to the transition to RSUs in 2012, vested during 2015.

At January 2, 2016, there were 4,739 shares of common stock available for future issuance under the 2014 Plan based on management’s current estimate of the probable vesting outcome for performance-based awards. The Company issues new shares of common stock upon exercise of stock options and SARs. Availability is determined net of forfeitures and shares withheld for payment of taxes due. Availability also includes shares which became available for reissuance in connection with the exercise of SARs.

General Terms of Awards

The Company’s grants generally include both a time-based service portion and a performance-based portion, which collectively represent the target award.

Time-Vested Awards

The Company's outstanding time-vested awards consist of SARs and RSUs. The SARs generally vest over a three-year period in equal annual installments beginning on the first anniversary of the grant date. The SARs granted are non-qualified, terminate on the seventh anniversary of the grant date, and contain no post-vesting restrictions other than normal trading black-out periods prescribed by the Company’s corporate governance policies.

The RSUs and previously granted restricted stock generally vest over a three-year period in equal annual installments beginning on the first anniversary of the grant date. During the vesting period, holders of RSUs and restricted stock are entitled to receive dividends or in the case of RSUs, dividend equivalents, while holders of restricted stock are also entitled to voting rights. For restricted stock, the Company's shares are considered outstanding at the date of grant, but are restricted until they vest and cannot be sold by the recipient until the restriction has lapsed at the end of the respective vesting period.

Performance-Based Awards

The Company's outstanding performance-based awards consist of SARs and RSUs. Performance awards may vest following a three-year period subject to the Company’s achievement of certain financial goals as specified in the grant agreements. Depending on the Company’s results during the three-year performance period, the actual number of awards vesting at the end of the period may generally range from 75% to 200% of the target award (50% to 200% for certain officers). Prior to the December 2013 grant, the target award for purposes of applying the performance multiple was defined as the total award including the time-based and performance-based portions. Beginning with the December 2013 grant, the target award for purposes of applying the performance multiple is defined solely as the performance portion of the award granted. The performance RSUs do not have dividend equivalent rights or voting rights until the shares are earned and issued following the applicable performance period.

Share-Based Compensation Expense & Cash Flows

Total share-based compensation expense and cash received included in the Company’s consolidated statements of operations and consolidated statements of cash flows, including the related income tax benefits, for 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Share-based compensation expense	$36,929	$21,705	$13,191
Deferred income tax benefit	13,596	8,013	4,991
Proceeds from the issuance of common stock, primarily exercise of stock options	5,174	6,578	3,611
Tax withholdings related to the exercise of stock appreciation rights	(13,112)	(7,102)	(21,856)
Excess tax benefit from share-based compensation	13,002	10,487	16,320

As of January 2, 2016, there was $37,583 of unrecognized compensation expense related to all share-based awards that was expected to be recognized over a weighted average period of 1.2 years. Expense related to the issuance of share-based compensation is included in SG&A in the accompanying consolidated statements of operations. Expense is recognized net of forfeitures, which are estimated based on historical experience.

The Company modified selected awards for certain terminated employees during 2015, such that the employees would vest in awards that would have otherwise been forfeited.  Incremental expense recognized during 2015 associated with these modifications was $6,633. Four of these modified awards will be cash settled in March 2016 and therefore are accounted for as liability awards. The value of the liability awards is insignificant as of January 2, 2016.

The fair value of each SAR granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Black-Scholes Option Valuation Assumptions	2015	2014	2013

Risk-free interest rate (1)	1.3%	1.2%	1.1%
Expected dividend yield	0.1%	0.2%	0.3%
Expected stock price volatility (2)	27.3%	27.0%	26.9%
Expected life of awards (in months) (3)	44	49	49

(1)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate having term consistent with the expected life of the award.

(2)	Expected volatility is determined using a blend of historical and implied volatility.

(3)	The expected life of the Company's awards represents the estimated period of time until exercise and is based on historical experience of previously granted awards.

Time-Based Share Awards

Stock Options

The Company had no outstanding stock options during 2015. The aggregate intrinsic value, defined as the amount by which the market price of the stock on the date of exercise exceeded the exercise price, of stock options exercised in 2014 and 2013 was $3,747 and $1,916, respectively.

Stock Appreciation Rights

The following table summarizes the time-vested SARs activity for 2015:

	Number of Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 3, 2015	826	$63.68
Granted	—	—
Exercised	(252)	54.98
Forfeited	(13)	67.69
Outstanding at January 2, 2016	561	$67.51	2.83	$46,538

Vested and expected to vest	561	$67.50	2.83	$46,534

Outstanding and exercisable	551	$67.23	2.80	$45,871

The weighted average fair value of time-vested SARs granted during 2013 was $18.55 per share. No time-vested SARs were granted in 2015 or 2014. The aggregate intrinsic value reflected in the table above and in the table below for performance-based SARs is based on the Company’s closing stock price of $150.51 as of the last trading day of Fiscal 2015. The aggregate intrinsic value of SARs exercised during 2015, 2014 and 2013 was $26,060, $18,975 and $36,998, respectively.

Restricted Stock Units and Restricted Stock

The following table summarizes the RSU and restricted stock activity for the fiscal year ended January 2, 2016:

	Number of Awards	Weighted-Average Grant Date Fair Value

Nonvested at January 3, 2015	283	$123.89
Granted	143	153.61
Vested	(124)	122.77
Forfeited	(32)	126.52
Nonvested at January 2, 2016	270	$142.65

The fair value of each RSU and restricted stock award is determined based on the market price of the Company’s common stock on the date of grant. The weighted average fair value of RSUs and restricted shares granted during 2015, 2014 and 2013 was $153.61, $139.43 and $102.19 per share, respectively. The total grant date fair value of RSUs and restricted shares vested during 2015, 2014 and 2013 was $15,268, $8,293 and $5,035, respectively.

Performance-Based Awards

The number of performance-based awards outstanding is reflected in the following tables based on the number of awards that the Company believed were probable of vesting. Performance-based awards granted during 2015 are presented at the target level, as achievement of the target level was deemed probable as of the grant date. The change in units based on performance represents the change in the number of previously granted awards expected to vest based on the Company's updated probability assessment as of January 2, 2016.
Compensation expense for performance-based awards of $14,659, $6,161, and $1,141 in 2015, 2014 and 2013, respectively, was determined based on management’s estimate of the probable vesting outcome.

Performance-Based SARs

The following table summarizes the performance-based SARs activity for 2015:

	Number of Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 3, 2015	629	$112.01
Granted	198	153.22
Change in units based on performance	96	95.59
Exercised	(70)	35.84
Forfeited	(100)	120.42
Outstanding at January 2, 2016	753	$118.89	5.41	$24,225

Vested and expected to vest	662	$114.93	5.24	$23,870

Outstanding and exercisable	32	$56.10	2.11	$3,031

The weighted average fair value of performance-based SARs granted during 2015, 2014 and 2013 was $43.38, $32.41 and $23.72 per share, respectively. The aggregate intrinsic value of performance-based SARs exercised during 2015, 2014 and 2013 was $8,475, $3,814 and $14,257, respectively. As of January 2, 2016, the maximum potential payout under the Company’s currently outstanding performance-based SAR awards was 1,813 units.

Performance-Based Restricted Stock Units

The following table summarizes the performance-based RSUs activity for 2015:

	Number of Awards	Weighted-Average Grant Date Fair Value

Nonvested at January 3, 2015	195	$81.98
Granted	—	—
Change in units based on performance	33	72.17
Vested	(24)	75.00
Forfeited	(21)	76.04
Nonvested at January 2, 2016	183	$81.81

The fair value of each performance-based RSU is determined based on the market price of the Company’s common stock on the date of grant. The weighted average fair value of performance-based RSUs granted during 2014 and 2013 was $123.32 and $77.47 per share, respectively. No performance-based RSUs were granted in 2015. The total grant date fair value of performance-based restricted stock vested during 2015, 2014 and 2013 was $1,763, $142 and $1,290, respectively. As of January 2, 2016, the maximum potential payout under the Company’s currently outstanding performance-based RSUs was 309 shares.

Deferred Stock Units

The Company grants share-based awards annually to its Board of Directors in connection with its annual meeting of stockholders. These awards are granted in the form of DSUs as provided for in the Advance Auto Parts, Inc. Deferred Stock Unit Plan for Non-Employee Directors and Selected Executives, or the DSU Plan. Each DSU is equivalent to one share of common stock of the Company. All DSUs granted in 2015, 2014 and 2013 are fully vested and will be distributed in common shares after the director’s service on the Board ends. Additionally, the DSU Plan provides for the deferral of compensation earned in the form of (i) an annual retainer for directors, and (ii) wages for certain highly compensated Team Members of the Company. These DSUs are settled in common stock with the participants at a future date, or over a specified time period, as elected by the participants in accordance with the DSU Plan.

The Company granted 9 DSUs in 2015. The weighted average fair value of DSUs granted during 2015, 2014 and 2013 was $156.83, $122.80, and $83.63, respectively. The DSUs are awarded at a price equal to the market price of the Company’s underlying stock on the date of the grant. For 2015, 2014 and 2013, respectively, the Company recognized $2,071, $862, and $840 of share-based compensation expense for these DSU grants.

Employee Stock Purchase Plan

The Company also offers an employee stock purchase plan (ESPP). Under the ESPP, eligible Team Members may elect salary deferrals to purchase the Company’s common stock at a discount of 10% from its fair market value on the date of purchase. There are annual limitations on the amounts a Team Member may elect of either $25 per Team Member or 10% of compensation, whichever is less. Team Members acquired 35, 39 and 23 shares under the ESPP in 2015, 2014 and 2013, respectively. As of January 2, 2016, there were 1,065 shares available to be issued under the ESPP.